INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other financial assets (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current
Other financial assets-Current	$ 11,695,528	$ 12,135,020
Non-current
Other financial assets - Non-current	634,553	444,909
Restricted short-term deposits
Current
Other financial assets-Current		212,703
US Treasury bills
Current
Other financial assets-Current	1,993,668	9,163,298
Mutual funds
Current
Other financial assets-Current	6,658,805	1,596,539
Shares Of Moolec Science S.A.
Current
Other financial assets-Current	1,530,375
Other investments
Current
Other financial assets-Current	1,512,680	1,162,480
Non-current
Other financial assets - Non-current	190,080	274
Shares of Bioceres S.A.
Non-current
Other financial assets - Non-current	$ 444,473	$ 444,635